EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ (2,078)	€ 385	€ (730)
(Losses)/Gains on remeasurement of defined benefit plans, tax	456	(88)	203
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	(1,622)	297	(527)
(Losses)/Gains on cash flow hedging instruments, before tax	(2,272)	(13,034)	34,971
(Losses)/Gains on cash flow hedging instruments, tax	610	3,608	(9,757)
(Losses)/Gains on cash flow hedging instruments, net of tax	(1,662)	(9,426)	25,214
Exchange differences on translating foreign operations, before tax	2,652	5,986	(15,346)
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	2,652	5,986	(15,346)
Total other comprehensive income	(1,698)	(6,663)	18,895
Total other comprehensive (loss)/income, tax	1,066	3,520	(9,554)
Total other comprehensive (loss)/income, net of tax	€ (632)	€ (3,143)	€ 9,341